CONSOLIDATED STATEMENT OF MEMBERS' EQUITY (DEFICIT) - USD ($)	Total	Rubicon [Member]	Common Stock [Member] Rubicon [Member]	Preferred Stock [Member] Rubicon [Member]	Total [Member] Rubicon [Member]
Balances at April 26, 2021 (inception) at Dec. 31, 2019			$ (116,033,000)	$ 152,962,000	$ 36,929,000
Compensation costs related to incentive units				468,000	468,000
Net loss		$ (58,583,000)	(17,388,000)	(41,195,000)	(58,583,000)
Ending balance, value at Dec. 31, 2020			(133,421,000)	112,235,000	(21,186,000)
Compensation costs related to incentive units				543,000	543,000
Net loss		$ (73,151,000)	(20,895,000)	(52,256,000)	(73,151,000)
Warrants exercised				32,490,000	32,490,000
Ending balance, value at Dec. 31, 2021	$ (9,570,614)		(154,316,000)	93,012,000	(61,304,000)
Balances at April 26, 2021 (inception) at Apr. 25, 2021
Net loss	915,705
Ending balance, value at Dec. 31, 2021	$ (9,570,614)		$ (154,316,000)	$ 93,012,000	$ (61,304,000)